Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [Abstract]
Maturity Analysis of Lease Liabilities
The following table sets out a maturity analysis of lease liabilities, showing the undiscounted lease payments to be made after the reporting date:

	December 31, 2022	December 31, 2021
<1 year	$6,525	$266
1-2 year	6,094	212
2-5 year	11,459	92
>5 year	4,446	136
Total	28,524	706
Discounting	(7,226)	(63)
Lease Liabilities	$21,298	$643

Lease Liabilities
The Company’s lease liabilities comprise the following:

	December 31, 2022	December 31, 2021
Opening balance	$643	$293
Payment of lease obligations	(4,574)	(126)
Interest expense	2,074	16
Acquired through business acquisition	9,523	–
Addition	13,632	460
Ending balance	21,298	643
Less current portion	4,325	216
Non-current portion	$16,973	$427